Commitments and Contingencies (Details Narrative) - USD ($)	May 11, 2021	Dec. 31, 2021	Jul. 23, 2020
Broker Dealer Agreement [Member] | Thirteen States [Member]
Product Liability Contingency [Line Items]
Commissions Payable to Broker-Dealers and Clearing Organizations		$ 8,500
Broker Dealer Agreement [Member] | Eight States [Member]
Product Liability Contingency [Line Items]
Commissions Payable to Broker-Dealers and Clearing Organizations		$ 300
Somerset Securities Inc [Member]
Product Liability Contingency [Line Items]
Outstanding compensation			1.00%
Windermere [Member]
Product Liability Contingency [Line Items]
Payment for Management Fee	$ 100
Property Management Fee, Percent Fee	7.00%